Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 21,203	$ 53,297
Trade accounts receivable	16,126	4,772
Prepayments and other assets	2,017	2,275
Inventories	1,516	2,498
Assets held for sale (Note 5)		29,027
Current assets from discontinued operations (Note 3)	23,698	13,588
Total current assets	64,560	105,457
Fixed assets
Vessels, net (Note 5)	586,100	657,668
Total fixed assets	586,100	657,668
Other non-current assets
Above market acquired charters (Note 6)	60,655	75,035
Deferred charges, net	0	700
Restricted cash (Note 7)	16,996	18,000
Prepayments and other assets	2,466	1,009
Non-current assets from discontinued operations (Note 3)	654,468	608,347
Total non-current assets	1,320,685	1,360,759
Total assets	1,385,245	1,466,216
Current liabilities
Current portion of long-term debt, net (Note 7)	37,479	34,706
Trade accounts payable	14,348	9,631
Due to related parties (Note 4)	17,742	14,234
Accrued liabilities (Note 9)	16,740	15,111
Deferred revenue, current (Note 4)	7,315	11,550
Liability associated with vessel held for sale (Notes 5, 7)		14,781
Current liabilities from discontinued operations (Note 3)	21,535	23,058
Total current liabilities	115,159	123,071
Long-term liabilities
Long-term debt, net (Note 7)	253,932	295,860
Deferred revenue	96	5,920
Long-term liabilities from discontinued operations (Note 3)	134,744	107,960
Total long-term liabilities	388,772	409,740
Total liabilities	503,931	532,811
Commitments and contingencies (Note 15)
Partners' capital
General Partner	15,436	16,427
Limited Partners - Common (18,178,100 units issued and outstanding at December 31, 2018 and 2017 (adjusted for the March 2019 Reverse Split))	755,372	806,472
Limited Partners - Preferred (12,983,333 Class B units issued and outstanding at December 31, 2018 and 2017)	110,506	110,506
Total partners' capital	881,314	933,405
Total liabilities and partners' capital	$ 1,385,245	$ 1,466,216